Inventories, Net (Tables)	12 Months Ended
Nov. 30, 2014
Inventories, Net
Schedule of inventories

        Inventories consisted of the following (in thousands):

	November 30, 2014	November 30, 2013
Finished goods	$15,478	$13,015
Finished goods consigned to others	531	554
Work in progress	3,157	2,776
Raw materials	6,778	7,000

	25,944	23,345
Less allowance for obsolescence and slow moving items	(590)	(594)

	$25,354	$22,751